FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
24	FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties. The carrying amounts of the Group's financial assets and liabilities, such as cash, bank deposits, long-term bank time deposits, accounts and other receivables, amounts due from/to related parties and accounts and other payables, approximate their fair values because of the nature or the short maturity of these instruments.